Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Basis of presentation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay Offshore Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands, its wholly owned or controlled subsidiaries and the Dropdown Predecessor (see note 3) (collectively, the Partnership).

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

The Partnership presents non-controlling ownership interests in subsidiaries in the consolidated financial statements within temporary equity, separate from equity. However, the holder of the non-controlling interest of one of the Partnership’s subsidiaries holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest. As a result, the non-controlling interest that is subject to this redemption feature is presented on the Partnership’s consolidated balance sheet as part of the temporary equity as redeemable non-controlling interest above the equity section but below the liabilities section.

The Partnership presents its Series C Cumulative Convertible Perpetual Preferred Units (the Series C Preferred Units), its Series C-1 Cumulative Convertible Perpetual Preferred Units (the Series C-1 Preferred Units) and its Series D Cumulative Perpetual Preferred Units (the Series D Preferred Units) in the consolidated financial statements within temporary equity, separate from equity within the Partnership’s consolidated balance sheet as temporary equity above the equity section but below the liabilities section (see note 16).

Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Operating revenues and expenses

Contracts of Affreightment and Voyage Charters

Revenues from contracts of affreightment and voyage charters are recognized on a proportionate performance method. Shuttle tanker voyages servicing contracts of affreightment with offshore oil fields commence with tendering of notice of readiness at a field, within the agreed lifting range, and ends with tendering of notice of readiness at a field for the next lifting. The Partnership uses a discharge-to-discharge basis in determining proportionate performance for all voyage charters, whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. The Partnership does not begin recognizing revenue until a charter has been agreed to by the customer and the Partnership, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Towing and offshore installation revenue is recognized ratably in proportion to the stage of completion of a project, which is determined based upon an assessment of the work performed.

Time Charters, Bareboat Charters, FPSO Contracts and UMS Contracts

Operating Leases - The Partnership recognizes revenues from time charters, bareboat charters, floating, production, storage and offloading (or FPSO) contracts and Units for Maintenance and Safety (or UMS) contracts accounted for as operating leases on a straight-line basis daily over the term of the charter as the applicable vessel operates under the charter. Receipt of incentive-based revenue from the Partnership’s FPSO units is dependent upon its operating performance and such revenue is recognized when earned by fulfillment of the applicable performance criteria. The Partnership does not recognize revenue during days that the vessel is off hire unless the contract provides for compensation while off hire.

Direct Financing Leases - Charter contracts that are accounted for as direct financing leases are reflected in the consolidated balance sheets as net investments in direct financing leases. The lease revenue is recognized using an effective interest rate method over the lease term and is included in revenues. Revenues from rendering of services are recognized as the service is performed. Revenues are not recognized during days that the vessel is off hire unless the contract provides for compensation while off hire.

The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned or incurred, respectively, in subsequent periods.

Operating Expenses

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, ship management services, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and cash equivalents

The Partnership classifies all highly-liquid investments with a maturity date of three months or less when purchased as cash and cash equivalents.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged against the allowance when the Partnership believes that the receivable will not be recovered.

Investment in equity accounted joint ventures

The Partnership’s investment in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, the initial cost of the investment is adjusted for subsequent additional investments and the Partnership’s proportionate share of earnings or losses and distributions. The Partnership evaluates its investments in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Partnership’s consolidated statements of income.

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings and conversions, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving and/or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

The Partnership considers its shuttle tankers to be comprised of two components: i) a conventional tanker (or the tanker component) and ii) specialized shuttle equipment (or the shuttle component). The Partnership differentiates these two components on the principle that a shuttle tanker can also operate as a conventional tanker without the use of the shuttle component. The economics of this alternate use depend on the supply and demand fundamentals in the two segments. Historically, the useful life of both components was assessed as 25 years commencing from the date the vessel is delivered from the shipyard. During 2016, the Partnership has considered factors related to the ongoing use of the shuttle component and has reassessed the useful life as being 20 years based on the challenges associated with adverse market conditions in the energy sector and other long term factors associated with the global oil industry. This change in estimate, commencing January 1, 2016, impacts the entire fleet of its shuttle tanker vessels. Separately, the Partnership has reviewed the depreciation of the tanker component for eight vessels in its fleet that are 17 years of age or older. Based on the Partnership’s expected operating plan for these vessels, the Partnership has reassessed the estimated useful life of the tanker component for these vessels as 20 years commencing January 1, 2016. As market conditions evolve, the Partnership will continue to monitor the useful life of the tanker component for other vessels within the shuttle tanker segment. The effect of these changes in estimates was an increase in depreciation and amortization expense and a decrease in net income by $29.3 million, or a decrease of $0.23 per basic and diluted common unit, for 2016.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Conventional tankers are depreciated using an estimated useful life of 20 to 25 years commencing the date the vessel is delivered from the shipyard, or for a shorter period if regulations prevent the Partnership from operating the vessel for the estimated useful life. FPSO units are depreciated using an estimated useful life of 20 to 25 years commencing the date the unit is installed at the oil field and is in a condition that is ready to operate. Some of the Partnership’s FPSO units have oil field specific equipment, which is depreciated over the expected life of the oil field. Floating storage and off take (or FSO) units are depreciated over the term of the contract. The UMS is depreciated over an estimated useful life of 35 years commencing the date it arrived at the oil field and was in a condition that is ready to operate. Towage vessels are depreciated over an estimated useful life of 25 years commencing the date the vessel is delivered from the shipyard. Depreciation of vessels and equipment from continuing operations (including depreciation attributable to the Dropdown Predecessor) for the years ended December 31, 2016, 2015 and 2014, totalled $281.2 million, $247.8 million, and $171.8 million, respectively. Depreciation and amortization includes depreciation on all owned vessels.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2016, 2015 and 2014 totaled $27.1 million, $10.3 million and $2.3 million, respectively.

Generally, the Partnership dry docks each shuttle tanker, conventional oil tanker and towage vessel every two and a half to five years. UMS, FSO and FPSO units are generally not dry docked. The Partnership capitalizes a portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking over the estimated useful life of the dry dock. Included in capitalized dry docking are costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.

Dry-docking activity for the three years ended December 31, 2016, 2015 and 2014 is summarized as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Balance at beginning of the year	42,822	54,259	41,535
Cost incurred for dry docking	25,043	14,609	36,221
Dry-docking amortization	(18,627)	(23,863)	(22,682)
Write-down / sale of capitalized dry-dock expenditure	—	(2,183)	(815)
Balance at end of the year	49,238	42,822	54,259

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Partnership’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership.

Direct financing leases

The long-term time charter of one of the Partnerships vessels and of equipment that reduces volatile organic compound emissions (or VOC equipment) are accounted for as direct financing leases, with lease payments received by the Partnership being allocated between the net investment in the lease and revenue using the effective interest method so as to produce a constant periodic rate of return over the lease term.

Asset retirement obligation

The Partnership has an asset retirement obligation (or ARO) relating to the sub-sea mooring and riser system associated with the Gina Krog FSO unit expected to commence operations in the North Sea in mid-2017 (see note 14a). This obligation involves the costs associated with the restoration of the environment surrounding the facility and removal of all equipment, which are subsequently to be reimbursed by the charterer. This obligation is expected to be settled at the end of the contract under which the FSO unit is expected to operate, which is currently estimated to be May 2024.

The Partnership records the fair value of an ARO as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future cash outflows discounted at the Partnership’s credit-adjusted risk-free interest rate. When the liability is recorded, and as the ARO will be covered by contractual payments to be received from the charterer, the Partnership records a separate receivable concurrently with the ARO being created. Each period, the liability is increased for the change in its present value. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related asset and liability. As at December 31, 2016, the ARO and associated receivable, which are recorded in other long-term liabilities and other non-current assets, respectively, were both $21.7 million.

Debt issuance costs

Debt issuance costs related to a recognized debt liability, including fees, commissions and legal expenses, are deferred and presented as a direct deduction from the carrying amount of that debt liability and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense. If the debt issuance costs are not attributable to a specific debt liability or the debt issuance costs exceed the carrying value of the related debt liability, the debt issuance costs are deferred and presented as other non-current assets and amortized on an effective interest rate method over the term of the relevant loan.

Goodwill

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Partnership may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Partnership may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Partnership uses a discounted cash flow model to determine the fair value of reporting units.

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies and is designated for hedge accounting. The Partnership does not apply hedge accounting to all its derivative instruments. Certain of the partnerships interest rate swaps are designated and accounted for as hedges in the consolidated financial statements or within our equity-accounted joint ventures (see note 12).

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or is no longer possible of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from equity to the corresponding earnings line item in the consolidated statements of income. The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in the interest expense line of the consolidated statements of income. A portion of the ineffectiveness of the fair value of derivative instruments is recognized in the equity accounted joint ventures line of the consolidated balance sheets. If a cash flow hedge is terminated and the originally hedged item is still considered possible of occurring, the gains and losses initially recognized in equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the consolidated statements of income. If the hedged item is no longer possible of occurring, amounts recognized in equity are immediately transferred to the earnings line item in the consolidated statements of income.

For derivative financial instruments that are not designated as accounting hedges, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated foreign currency forward contracts and interest rate swaps are recorded in realized and unrealized losses on derivative instruments in the consolidated statements of income. Gains and losses from the Partnership’s non-designated cross currency swaps are recorded in foreign currency exchange loss in the consolidated statements of income.

Unit-based compensation

The Partnership grants restricted unit-based compensation awards as incentive-based compensation to certain employees of Teekay Corporation’s subsidiaries that provide services to the Partnership (see note 17). The Partnership measures the cost of such awards using an option pricing model to determine the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For unit-based compensation awards subject to graded vesting, the Partnership calculates the value of the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. For cash settled awards, the fair value of such awards is remeasured at each reporting date, based on the fair market value of the Partnership's common units at that date, with the change in fair value recognized as compensation expense. Unit-based compensation expenses are recorded under general and administrative expenses in the Partnership’s consolidated statements of income.

Income taxes

The Partnership is subject to income taxes relating to its subsidiaries in Norway, Australia, Brazil, the United Kingdom, Singapore, Qatar, Canada, Luxembourg and the Netherlands. The Partnership accounts for such taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Partnership’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the consolidated financial statements based on guidance in the interpretation. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax (expense) recovery in the Partnership’s consolidated statements of income.